UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--142.4%		Rate (%)	Date	Amount ($) [a]	Value ($)
Consumer Discretionary--22.8%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	2,515,000b	2,401,825
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	1,680,000b	1,738,800
Caesars Entertainment Operating,
Scd. Notes		10.00	12/15/18	2,720,000b	1,876,800
Caesars Entertainment Operating,
Sr. Scd. Notes		11.25	6/1/17	1,850,000b	1,972,562
Chrysler Group,
Sr. Scd. Notes		8.25	6/15/21	1,375,000b,c	1,258,125
Cinemark USA,
Gtd. Notes		7.38	6/15/21	1,540,000b	1,582,350
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	1,115,000	1,188,742
Codere Finance Luxembourg,
Gtd. Notes	EUR	8.25	6/15/15	590,000	706,335
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	1,023,000b	994,867
Ferrellgas,
Sr. Unscd. Notes		9.13	10/1/17	1,135,000b	1,191,750
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	2,850,000b	3,120,750
Hillman Group,
Gtd. Notes		10.88	6/1/18	2,050,000b	2,039,750
J. Crew Group,
Gtd. Notes		8.13	3/1/19	2,200,000b	2,112,000
Lear,
Gtd. Notes		8.13	3/15/20	690,000b	762,450
McJunkin Red Man,
Sr. Scd. Notes		9.50	12/15/16	2,840,000b	2,896,800

MGM Resorts International,
Gtd. Notes	10.00	11/1/16	2,845,000	b	3,001,475
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	3,455,000	b	3,817,775
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	3,680,000	b	3,841,037
Palace Entertainment Holdings,
Sr. Scd. Notes	8.88	4/15/17	1,410,000	b,c	1,406,475
Peninsula Gaming,
Gtd. Notes	10.75	8/15/17	2,750,000		2,894,375
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	2,580,000	b	2,818,650
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	1,415,000		1,393,775
QVC,
Sr. Scd. Notes	7.38	10/15/20	525,000	b,c	563,063
QVC,
Sr. Scd. Notes	7.50	10/1/19	1,440,000	b,c	1,551,600
Regal Entertainment Group,
Gtd. Notes	9.13	8/15/18	1,350,000		1,454,625
Rite Aid,
Gtd. Notes	8.63	3/1/15	480,000		465,600
Rite Aid,
Gtd. Notes	9.50	6/15/17	2,325,000	b	2,133,188
Rite Aid,
Scd. Notes	10.38	7/15/16	1,935,000	b	2,065,612
Scientific Games International,
Gtd. Notes	9.25	6/15/19	250,000		266,250
Tomkins,
Scd. Notes	9.00	10/1/18	3,433,000	b,d	3,823,504
UCI International,
Gtd. Notes	8.63	2/15/19	3,035,000	b	2,959,125
					60,300,035
Consumer Staples--1.8%
Del Monte Foods,
Gtd. Notes	7.63	2/15/19	1,895,000	b	1,828,675
Michael Foods,
Gtd. Notes	9.75	7/15/18	2,898,000	b	3,064,635

						4,893,310
Energy--6.5%
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	2,159,000	b	2,212,975
Antero Resources Finance,
Gtd. Notes		9.38	12/1/17	3,505,000	b	3,802,925
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	2,675,000	b	3,076,250
Dresser-Rand Group,
Gtd. Notes		6.50	5/1/21	2,015,000	b,c	2,070,412
Kodiak Oil & Gas,
Gtd. Notes		8.13	12/1/19	1,565,000	b,c	1,623,688
Oasis Petroleum,
Gtd. Notes		7.25	2/1/19	2,165,000	b	2,251,600
Trinidad Drilling,
Sr. Unscd. Notes		7.88	1/15/19	2,060,000	b,c	2,132,100
						17,169,950
Financial--14.6%
Ally Financial,
Gtd. Notes		7.50	9/15/20	1,410,000	b	1,429,387
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,840,000	b	1,784,800
Ford Motor Credit,
Sr. Unscd. Notes		8.13	1/15/20	1,625,000	b	1,918,829
GMAC International Finance,
Gtd. Bonds	EUR	7.50	4/21/15	1,505,000		1,860,189
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	4,678,000	b,c	4,666,305
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	5,660,000	b	5,914,700
Interactive Data,
Gtd. Notes		10.25	8/1/18	1,580,000	b	1,714,300
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,234,938
International Lease Finance,
Sr. Unscd. Notes		8.63	9/15/15	1,155,000	b,d	1,188,206
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	1,742,000

Odeon and UCI Finco,
Sr. Scd. Notes	GBP	9.00	8/1/18	950,000		1,361,000
Offshore Group Investments,
Sr. Scd. Notes		11.50	8/1/15	3,890,000		4,225,513
ROC Finance,
Scd. Notes		12.13	9/1/18	1,955,000	c	2,067,413
SLM,
Sr. Unscd. Notes		8.00	3/25/20	2,020,000	b	2,045,250
SLM,
Sr. Unscd. Notes		8.45	6/15/18	1,775,000		1,837,125
USI Holdings,
Sr. Sub. Notes		9.75	5/15/15	1,555,000	b,c	1,496,688
						38,486,643
Health Care--9.6%
Accellent,
Gtd. Notes		10.00	11/1/17	1,665,000	b	1,356,975
American Renal Associates
Holdings, Sr. Unscd. Notes		9.75	3/1/16	1,014,818	b	1,037,651
American Renal Holdings,
Sr. Scd. Notes		8.38	5/15/18	985,000	b	1,039,175
Amerigroup,
Sr. Unscd. Notes		7.50	11/15/19	635,000	b	657,225
Biomet,
Gtd. Notes		11.63	10/15/17	7,424,000	b	8,092,160
CHS/Community Health Systems,
Gtd. Notes		8.88	7/15/15	1,790,000	b	1,852,650
DJO Finance,
Gtd. Notes		9.75	10/15/17	2,070,000	b	1,619,775
HCA Holdings,
Sr. Unscd. Notes		7.75	5/15/21	5,250,000	b	5,368,125
HCA,
Sr. Scd. Notes		7.25	9/15/20	610,000	b	646,600
Health Management Associates,
Sr. Unscd. Notes		7.38	1/15/20	515,000	b,c	536,887
Iasis Healthcare,
Gtd. Notes		8.38	5/15/19	1,055,000	b	925,762
Radiation Therapy Services,
Gtd. Notes		9.88	4/15/17	905,000	b	681,013

STHI Holding,
Scd. Notes	8.00	3/15/18	840,000	b,c	867,300
Tenet Healthcare,
Sr. Scd. Notes	8.88	7/1/19	195,000		219,863
Tenet Heathcare,
Sr. Scd. Notes	10.00	5/1/18	398,000		456,705
					25,357,866
Industrial--23.4%
Aramark Holdings,
Sr. Unscd. Notes	8.63	5/1/16	2,055,000	b,c	2,126,925
Ashtead Capital,
Scd. Notes	9.00	8/15/16	600,000	c	628,500
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	3,605,000	b,c	3,226,475
Building Materials Corp. of
America, Sr. Notes	6.75	5/1/21	1,775,000	b,c	1,868,187
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	1,280,000	b,c	1,158,400
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	3,235,000	b	3,178,387
Cenveo,
Scd. Notes	8.88	2/1/18	3,215,000	b	2,821,162
Ceridian,
Gtd. Notes	11.25	11/15/15	2,545,000	b,d	1,997,825
Ceridian,
Gtd. Notes	12.25	11/15/15	2,438,150	b	1,932,234
Dyncorp International,
Gtd. Notes	10.38	7/1/17	3,025,000	b	2,646,875
Emergency Medical Services,
Gtd. Notes	8.13	6/1/19	1,505,000	b	1,508,763
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	2,000,000	b,c	2,040,000
Good Sam Enterprises,
Sr. Scd. Notes	11.50	12/1/16	1,790,000	b	1,763,150
Griffon,
Gtd. Notes	7.13	4/1/18	2,080,000	b	2,069,600
Kratos Defense and Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	1,480,000	b	1,524,400

Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,282,125
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	2,940,000	b	2,976,750
Mobile Mini,
Gtd. Notes		7.88	12/1/20	2,460,000	b	2,484,600
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	1,900,000		1,387,000
Navios Maritime Holdings,
Gtd. Notes		8.13	2/15/19	1,500,000		1,125,000
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	910,000		871,325
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,540,000	c	1,239,700
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		941,759
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	795,000	b	696,619
RBS Global/Rexnord,
Gtd. Notes		8.50	5/1/18	2,395,000	b	2,550,675
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	2,200,000	c	2,343,000
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	c	3,000,000
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	b	1,933,875
Ultrapetrol Bahamas,
First Mortgage Notes		9.00	11/24/14	1,966,000		1,793,975
United Rentals North America,
Gtd. Notes		8.38	9/15/20	1,125,000		1,102,500
United Rentals North America,
Gtd. Notes		9.25	12/15/19	1,675,000		1,762,938
WCA Waste,
Gtd. Notes		7.50	6/15/19	1,725,000	c	1,750,875
						61,733,599
Materials--22.1%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	2,125,000	b	2,167,500

American Rock Salt,
Scd. Notes		8.25	5/1/18	2,065,000b,c	1,992,725
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	1,721,919b,c	1,480,850
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000	1,908,610
BWAY Holding,
Gtd. Notes		10.00	6/15/18	1,080,000b	1,155,600
BWAY Parent,
Sr. Unscd. Notes		10.13	11/1/15	2,657,343b	2,590,909
Dynacast International,
Scd. Notes		9.25	7/15/19	2,375,000b,c	2,244,375
FMG Resources August 2006,
Sr. Notes		8.25	11/1/19	2,415,000b,c	2,469,337
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	1,745,000b	1,448,350
Huntsman International,
Gtd. Notes		8.63	3/15/20	2,030,000b	2,161,950
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,515,000b	1,613,475
Ineos Finance,
Sr. Scd. Notes		9.00	5/15/15	1,100,000b,c	1,122,000
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	2,150,000b,c	1,720,000
JMC Steel Group,
Sr. Notes		8.25	3/15/18	2,660,000b,c	2,606,800
Lyondell Chemical,
Scd. Notes		11.00	5/1/18	875,000	960,312
Mueller Water Products,
Gtd. Notes		7.38	6/1/17	1,290,000b	1,180,350
Murray Energy,
Scd. Notes		10.25	10/15/15	3,470,000b,c	3,461,325
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	1,676,000b,c	1,684,380
Packaging Dynamics,
Sr. Scd. Notes		8.75	2/1/16	740,000b,c	743,700
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	609,000c	675,990

Polyone,
Sr. Unscd. Notes	7.38	9/15/20	1,900,000	b	1,966,500
Reynolds Group Issuer,
Sr. Scd. Notes	7.88	8/15/19	1,400,000	c	1,470,000
Reynolds Group Issuer,
Gtd. Notes	9.25	5/15/18	4,155,000 b,c,d		3,999,187
Reynolds Group Issuer,
Sr. Unscd. Notes	9.88	8/15/19	245,000	c	238,875
Sealed Air,
Gtd. Notes	8.13	9/15/19	1,270,000	c	1,397,000
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,030,000	c	1,143,300
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	5,700,000	b	5,999,250
Suncoke Energy,
Gtd. Notes	7.63	8/1/19	470,000	c	472,350
TPC Group,
Sr. Scd. Notes	8.25	10/1/17	1,215,000	b	1,221,075
Tube City IMS,
Gtd. Notes	9.75	2/1/15	3,350,000	b	3,400,250
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	765,000	b	317,475
Xerium Technologies,
Gtd. Notes	8.88	6/15/18	1,415,000	c	1,287,650
					58,301,450
Media--14.3%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	2,845,000	b	2,837,887
AMC Networks,
Gtd. Notes	7.75	7/15/21	1,215,000	b,c	1,327,388
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	1,775,000	b	1,974,687
CCH II Capital,
Gtd. Notes	13.50	11/30/16	1,750,286	b	2,030,332
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	3,600,000	b,c	3,834,000
Clear Channel Communications,
Sr. Scd. Notes	9.00	3/1/21	1,900,000	b	1,610,250

Clear Channel Communications,
Gtd. Notes		10.75	8/1/16	1,290,000		870,750
Cumulus Media,
Gtd. Notes		7.75	5/1/19	2,095,000	b,c	1,869,788
Entravision Communications,
Sr. Scd. Notes		8.75	8/1/17	650,000	b	640,250
Gray Television,
Scd. Notes		10.50	6/29/15	4,065,000	b	3,861,750
Insight Communications,
Sr. Unscd. Notes		9.38	7/15/18	1,920,000	b,c	2,203,200
Kabel BW,
Sr. Scd. Notes		7.50	3/15/19	2,620,000	b,c	2,764,100
LBI Media,
Gtd. Notes		8.50	8/1/17	2,249,000	b,c	1,251,006
LBI Media,
Sr. Scd. Notes		9.25	4/15/19	835,000	b,c	748,369
Nexstar/Mission Broadcasting,
Scd. Notes		8.88	4/15/17	220,000		226,600
Ono Finance II,
Gtd. Notes		10.88	7/15/19	2,010,000	b,c	1,798,950
Quebecor Media,
Sr. Unscd. Notes		7.75	3/15/16	2,025,000	b	2,090,813
Salem Communications,
Scd. Notes		9.63	12/15/16	1,865,000	b	1,976,900
Sinclair Television Group,
Scd. Notes		9.25	11/1/17	1,945,000	b,c	2,129,775
Unitymedia,
Sr. Notes	EUR	9.63	12/1/19	1,310,000		1,759,044
						37,805,839
Technology--4.6%
Alion Science and Technology,
Sr. Scd. Notes		12.00	11/1/14	6,288	b	5,219
CDW Finance,
Gtd. Notes		8.50	4/1/19	4,085,000	b	4,136,063
Eagle Parent,
Gtd. Notes		8.63	5/1/19	2,565,000	b,c	2,462,400
First Data,
Scd. Notes		8.25	1/15/21	1,636,000	b,c	1,472,400

First Data,
Gtd. Notes	9.88	9/24/15	115,000	b	108,100
First Data,
Gtd. Notes	10.55	9/24/15	245,000	b	234,894
Sungard Data Systems,
Gtd. Notes	7.38	11/15/18	5,000		5,144
Wireco WorldGroup,
Gtd. Notes	10.00	5/15/17	3,675,000 b,c,d		3,711,750
					12,135,970
Telecommunications--14.7%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	2,175,000	b	2,175,000
CommScope,
Gtd. Notes	8.25	1/15/19	2,980,000	b,c	2,994,900
CPI International,
Gtd. Notes	8.00	2/15/18	1,355,000	b	1,134,812
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	2,870,000	c	2,841,300
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,014,000	c	2,968,790
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	631,000	c	640,465
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	1,215,000	c	1,233,225
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000	c	877,500
EH Holding,
Gtd. Notes	7.63	6/15/21	2,010,000	b,c	2,120,550
Goodman Networks,
Sr. Scd. Notes	12.13	7/1/18	1,060,000	b,c	1,014,950
Intelsat Jackson Holdings,
Gtd. Notes	9.50	6/15/16	1,750,000	b	1,833,125
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	890,000		937,281
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	3,054,000		2,962,380
NII Capital,
Gtd. Notes	7.63	4/1/21	1,780,000		1,775,550

Sprint Nextel,
Sr. Unscd. Notes	11.50	11/15/21	1,625,000	c	1,612,812
UPCB Finance,
Sr. Scd. Notes	7.25	11/15/21	955,000	c	971,713
Virgin Media Finance,
Gtd. Notes	9.50	8/15/16	1,775,000		2,001,312
West,
Gtd. Notes	7.88	1/15/19	1,400,000	b	1,396,500
West,
Gtd. Notes	8.63	10/1/18	2,700,000	b	2,740,500
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	2,240,000	b,c	2,016,000
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	3,533,810	b,c	2,606,185
					38,854,850
Utilities--8.0%
AES,
Sr. Unscd. Notes	7.38	7/1/21	1,045,000	b,c	1,131,212
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,195,000	b	3,674,250
Calpine,
Sr. Scd. Notes	7.25	10/15/17	950,000	b,c	1,002,250
Calpine,
Sr. Scd. Notes	7.50	2/15/21	1,435,000	b,c	1,542,625
Calpine,
Sr. Scd. Notes	7.88	1/15/23	2,330,000	b,c	2,516,400
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	3,764,000	b	3,829,870
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	1,310,000	b	1,395,150
NRG Energy,
Gtd. Notes	7.38	1/15/17	2,695,000	b	2,802,800
NRG Energy,
Gtd. Notes	7.63	5/15/19	3,200,000	c	3,152,000
					21,046,557
Total Bonds and Notes
(cost $383,328,717)					376,086,069

Preferred Stocks--.7%
Financial
GMAC Capital Trust I,
Ser. 2, Cum., $1.40
(cost $2,492,932)	98,738[d]	1,909,593

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,204,473)	2,204,473[e]	2,204,473
Total Investments (cost $388,026,122)	143.9%	380,200,135
Liabilities, Less Cash and Receivables	(43.9%)	(115,999,408)
Net Assets	100.0%	264,200,727

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR -- Euro
GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $126,647,965 or 47.9% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $388,026,122.

Net unrealized depreciation on investments was $7,825,987 of which $8,145,589 related to appreciated investment securities and $15,971,576 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	142.4
Money Market Investment	.8
Preferred Stocks	.7
143.9

† Based on net assets.

At December 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring
1/31/2012a	1	930,000	1,437,957	1,443,848	(5,891)

Euro,
Expiring:
1/31/2012b	1	400,000	518,906	517,816	1,090
1/31/2012c	1	4,060,000	5,276,376	5,255,831	20,545
1/31/2012d	1	2,230,000	2,894,540	2,886,824	7,716

Gross Unrealized
Appreciation					29,351

Gross Unrealized
Depreciation					(5,891)

Counterparties:
a	Goldman Sachs
b	Commonwealth
c	Credit Suisse First Boston
d	Deutsche Bank

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	376,086,069	-	376,086,069
Equity Securities - Domestic+	-	1,909,593	-	1,909,593
Mutual Funds	2,204,473	-	-	2,204,473
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	29,351	-	29,351
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(5,891)	-	(5,891)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)